
                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                  Shares                   (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 99.29%

Computers - 5.48%
     Compaq Computer Corporation .............................................                     10,200                 $  638,775
                                                                                                                          ----------

Computer Software & Services - 4.45%
(a)  BMC Software, Inc. ......................................................                      8,000                    519,000
                                                                                                                          ----------

Electronics - 5.54%
(a)  SCI Systems, Inc. .......................................................                     14,100                    645,956
                                                                                                                          ----------

Financial - Banks, Commercial - 9.36%
     GreenPoint Financial Corporation ........................................                      7,500                    499,688
     Northern Trust Corporation ..............................................                      9,500                    591,375
                                                                                                                          ----------
                                                                                                                           1,091,063
                                                                                                                          ----------
Financial Services - 15.17%
     Franklin Resources, Inc. ................................................                      6,200                    557,225
     MBNA Corporation ........................................................                     17,400                    463,275
     SunAmerica, Inc. ........................................................                      5,500                    222,750
     Travelers Group, Inc. ...................................................                     10,350                    526,556
                                                                                                                          ----------
                                                                                                                           1,769,806
                                                                                                                          ----------
Furniture & Home Appliances - 6.17%
     Ethan Allen Interiors, Inc. .............................................                     18,700                    719,950
                                                                                                                          ----------

Holding Companies - Diversified - 2.71%
     Zeigler Coal Holding Company ............................................                     19,900                    315,913
                                                                                                                          ----------

Insurance - Multiline - 5.08%
     Allstate Corporation ....................................................                      6,200                    532,425
     Frontier Insurance Group, Inc. ..........................................                      2,500                     60,156
                                                                                                                          ----------
                                                                                                                             592,581
                                                                                                                          ----------
Office & Business Equipment - 4.87%
     Herman Miller, Inc. .....................................................                     11,200                    568,400
                                                                                                                          ----------

Oil & Gas - Equipment & Services - 14.57%
     ENSCO International Incorporated ........................................                     17,350                    623,516
     Halliburton Company .....................................................                     11,400                    614,888
(a)  Smith International, Inc. ...............................................                      7,200                    460,800
                                                                                                                          ----------
                                                                                                                           1,699,204
                                                                                                                          ----------
Packaging & Containers - 4.07%
(a)  Owens - Illinois, Inc. ..................................................                     14,000                    474,250
                                                                                                                          ----------



                                                                                                                         (Continued)

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1997
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------



COMMON STOCKS - (Continued)

       Retail - Specialty Line - 5.68%
       (a)  Barnes & Noble, Inc. ..................................................                  21,400            $    662,062
                                                                                                                       ------------

       Telecommunications - 4.55%
       (a)  United States Cellular Corporation ....................................                  16,200                 530,550
                                                                                                                       ------------

       Textiles - 8.23%
       (a)  Jones Apparel Group, Inc. .............................................                  10,700                 521,625
       (a)  WestPoint Stevens, Inc. ...............................................                  11,000                 438,625
                                                                                                                       ------------
                                                                                                                            960,250
                                                                                                                       ------------
       Utilities - 3.36%
       (a)  CalEnergy Company, Inc. ...............................................                  11,800                 392,350
                                                                                                                       ------------

            Total Common Stocks (Cost $10,516,768) ................................                                      11,580,110
                                                                                                                       ------------

INVESTMENT COMPANY - 0.72%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ..............................                  84,134                  84,134
                                                                                                                       ------------
            (Cost $84,134)

Total Value of Investments (Cost $10,600,902 (b)) .................................                 100.01%            $ 11,664,244
Liabilities In Excess of Other Assets .............................................                 (0.01)%                  (1,624)
                                                                                               ------------            ------------
       Net Assets .................................................................                  100.00            $ 11,662,620
                                                                                               ============            ============




       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation                                                                                      $1,384,441
            Unrealized depreciation                                                                                        (321,099)
                                                                                                                   ----------------

                            Net unrealized appreciation                                                                  $1,063,342
                                                                                                                   ================



See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 1997
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $10,600,902) .......................................................                $ 11,664,244
       Income receivable ..............................................................................                       6,681
       Deferred organization expenses, net (note 4) ...................................................                      30,422
       Other assets ...................................................................................                      12,404
                                                                                                                       ------------

            Total assets ..............................................................................                  11,713,751
                                                                                                                       ------------

LIABILITIES
       Accrued expenses ...............................................................................                      10,324
       Due to investment advisor ......................................................................                      24,991
       Disbursements in excess of cash on demand deposit ..............................................                      15,816
                                                                                                                       ------------

            Total liabilities .........................................................................                      51,131
                                                                                                                       ------------

NET ASSETS
       (applicable to 1,059,003 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ........................................                $ 11,662,620
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND MAXIMUM OFFERING PRICE
       PER SHARE
       ($11,662,620 / 1,059,003 shares) ...............................................................                $      11.01
                                                                                                                       ============

NET ASSETS CONSIST OF
       Paid-in capital ................................................................................                $ 10,607,241
       Accumulated net realized loss on investments ...................................................                      (7,963)
       Net unrealized appreciation on investments .....................................................                   1,063,342
                                                                                                                       ------------
                                                                                                                       $ 11,662,620
                                                                                                                       ============
See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                  For the Period from July 11, 1997
                                                    (commencement of operations)
                                                        to November 30, 1997
                                                             (Unaudited)

INVESTMENT LOSS

       Income
            Dividends ...................................................................................               $    19,975
            Interest ....................................................................................                     9,863
                                                                                                                        -----------

                 Total income ...........................................................................                    29,838
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) ...........................................................                    32,191
            Fund administration fees (note 2) ...........................................................                     5,365
            Distribution and service fees (note 3) ......................................................                    10,730
            Custody fees ................................................................................                     1,176
            Registration and filing administration fees (note 2) ........................................                       557
            Fund accounting fees (note 2) ...............................................................                    10,356
            Audit fees ..................................................................................                     3,722
            Legal fees ..................................................................................                     2,841
            Securities pricing fees .....................................................................                       552
            Shareholder recordkeeping fees ..............................................................                     3,118
            Shareholder servicing expenses ..............................................................                       618
            Registration and filing expenses ............................................................                     5,207
            Printing expenses ...........................................................................                       917
            Amortization of deferred organization expenses (note 4) .....................................                     2,078
            Trustee fees and meeting expenses ...........................................................                     1,534
            Other operating expenses ....................................................................                     1,043
                                                                                                                        -----------

                 Total expenses .........................................................................                    82,005
                                                                                                                        -----------

                 Less:
                       Investment advisory fees waived (note 2) .........................................                      (152)
                       Distribution and service fees waived (note 3) ....................................                    (6,320)
                                                                                                                        -----------

                 Net expenses ...........................................................................                    75,533
                                                                                                                        -----------

                       Net investment loss ..............................................................                   (45,695)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized loss from investment transactions ...................................................                    (7,963)
       Increase in unrealized appreciation on investments ...............................................                 1,063,342
                                                                                                                        -----------

            Net realized and unrealized gain on investments .............................................                 1,055,379
                                                                                                                        -----------

                 Net increase in net assets resulting from operations ...................................               $ 1,009,684
                                                                                                                        ===========




See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS

                                                 For the Period from July 11, 1997
                                                    (commencement of operations)
                                                        to November 30, 1997
                                                            (Unaudited)


INCREASE IN NET ASSETS

  Operations
     Net investment loss ................................................................                                  $(45,695)
     Net realized loss from investment transactions .....................................                                    (7,963)
     Increase in unrealized appreciation on investments .................................                                 1,063,342
                                                                                                                        ------------

        Net increase in net assets resulting from operations ............................                                 1,009,684
                                                                                                                        ------------

  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) ...............                                10,652,936
                                                                                                                        ------------

           Total increase in net assets .................................................                                11,662,620

NET ASSETS

  Beginning of period ...................................................................                                         0
                                                                                                                        ------------

  End of period .........................................................................                              $ 11,662,620
                                                                                                                        ============



(a) A summary of capital share activity follows:                                                  ----------------------------------
                                                                                                     Shares                 Value
                                                                                                  ----------------------------------

Shares sold .............................................................................            1,059,003           $10,652,936
Shares issued for reinvestment
  of distributions ......................................................................                    0                     0
                                                                                                  ------------          ------------
                                                                                                     1,059,003            10,652,936

Shares redeemed .........................................................................                    0                     0
                                                                                                  ------------          ------------

  Net increase ..........................................................................            1,059,003           $10,652,936
                                                                                                  ============          ============

See accompanying notes to financial statements

                                                 NEW PROVIDENCE CAPITAL GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                  For the period from July 11, 1997
                                                    (commencement of operations)
                                                        to November 30, 1997
                                                             (Unaudited)


Net asset value, beginning of period (initial offering price) ......................................                         $10.00
       Income from investment operations
            Net investment loss ....................................................................                          (0.04)
            Net realized and unrealized gain on investments ........................................                           1.05
                                                                                                                   ----------------

                 Total from investment operations ..................................................                           1.01
                                                                                                                   ----------------

Net asset value, end of period .....................................................................                         $11.01
                                                                                                                   ================


Total return .......................................................................................                          10.10%
                                                                                                                   ================


Net assets, end of period ..........................................................................                    $11,662,620
                                                                                                                   ================

Ratios/supplemental data

       Ratio of expenses to average net assets
            Before expense reimbursements and waived fees ..........................................                       1.90%(a)
            After expense reimbursements and waived fees ...........................................                       1.75%(a)

       Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ...............................................                      (1.23)%(a)
       After expense reimbursements and waived fees ................................................                      (1.07)%(a)

       Portfolio turnover rate .....................................................................                       0.32%

       Average broker commissions per share (b) ....................................................                    $0.0510


(a)    Annualized.

(b)    Represents  total  commissions  paid on portfolio  securities  divided by total portfolio  shares  purchased or sold on which commissions were charged.


See accompanying notes to financial statements

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1997
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The New Providence Capital Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of The New Providence
         Investment Trust (the "Trust"). The Trust, an open-ended investment company, was organized on July 9, 1997 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide shareholders with long-term capital growth, consisting of both realized and unrealized capital gains. Current income is of secondary importance. The Fund will seek to achieve this objective by investing primarily in a portfolio of equity securities traded on domestic U.S. exchanges or on over-the-counter markets. The Fund began operations on July 11, 1997. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

          E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, New Providence Capital Management, Inc. (the "Advisor") composition of its provides the Fund with a continuous program of supervision of the Fund's assets, including the portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the Fund's average daily net assets.

                                                                     (Continued)

                       NEW PROVIDENCE CAPITAL GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1997
                                   (Unaudited)


         The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.75% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $152 for the period ended November 30, 1997.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,250 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $50,000 per year. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

         At November 30, 1997, the Advisor and its officers held 267 shares or 0.03% of the Fund shares outstanding.

NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.

NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $10,560,643 and $35,913, respectively, for the period ended November 30, 1997.